DERIVATIVE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
DERIVATIVE LIABILITY
Schedule of activity of derivative liability
Balance at December 31, 2020	$-
Fair value of derivatives issued	980,000
Fair value adjustments	60,000
Balance at December 31, 2021	$1,040,000

Balance at December 31, 2021	$1,040,000
Fair value of derivatives issued	-
Fair value adjustments	(1,040,000)
Balance at December 31, 2022	$-